Stock-Based Compensation Plans - Summary of Performance Share Units Activity (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2023	Jan. 31, 2023
Stock-Based Compensation Plans
Vested or expected to vest, shares (in shares)	1,657,444
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 51.83
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 3 months 18 days
Vested or expected to vest, aggregate intrinsic value	$ 41.9
Performance Shares [Member]
Stock-Based Compensation Plans
Number of Units Outstanding (in shares), Beginning	915,233
Weighted-Average Granted Date Fair Value (in dollars per share), Beginning	$ 38.41
Weighted-Average Remaining Contractual (years)	5 years	4 years 6 months
Aggregate Intrinsic Value	$ 75.9	$ 67.9
PSUs Granted (in shares)	95,134
PSUs Granted, weighted-average granted date fair value (in dollars per share)	$ 106.36
Performance units issued (in shares)	68,005
Performance units issued, weighted-average granted date fair value (in dollars per share)	$ 54.00
Exercised (in shares)	(84,125)
Exercised, weighted-average granted date fair value (in dollars per share)	$ 11.19
Forfeited (in shares)	(2,475)
Forfeited, weighted-average granted date fair value (in dollars per share)	$ 82.13
Number of Units Outstanding (in shares), Ending	991,772	915,233
Weighted-Average Granted Date Fair Value (in dollars per share), Ending	$ 54.07	$ 38.41
Vested or expected to vest, shares (in shares)	991,772
Vested or expected to vest, weighted-average granted date fair value (in dollars per share)	$ 54.07
Vested or expected to vest, weighted-average remaining contractual life (Year)	5 years
Vested or expected to vest, aggregate intrinsic value	$ 75.9
Exercisable, number of units (in shares)	723,681
Exercisable, weighted-average granted date fair value (in dollars per share)	$ 36.95
Exercisable, weighted-average remaining contractual (years)	3 years 8 months 12 days
Exercisable, aggregate intrinsic value	$ 55.3